Loans (Tables)	12 Months Ended
Dec. 31, 2015
Net Financing Leases [Table Text Block]
(In thousands)	2015	2014
Total minimum lease payments	$548,438	$497,895
Estimated residual value of leased property	175,458	149,079
Deferred origination costs, net of fees	8,553	8,727
Less - Unearned financing income	103,433	89,552
Net minimum lease payments	629,016	566,149
Less - Allowance for loan losses	11,022	7,184
Net minimum lease payments, net of allowance for loan losses	$617,994	$558,965

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
(In thousands)
2016	$130,801
2017	120,298
2018	106,723
2019	75,846
2020 and thereafter	114,770
Total	$548,438

ASC Subtopic 310-30
Disclosure Of Carrying Amount Of Loans Acquired In F D I C Assisted Transaction [Table Text Block]
	December 31, 2015 [1]			December 31, 2014

	Carrying amount			Carrying amount
(In thousands)	Non-credit impaired loans	Credit impaired loans	Total	Non-credit impaired loans	Credit impaired loans	Total
Commercial real estate	$1,114,368	$35,393	$1,149,761	$1,392,482	$90,202	$1,482,684
Commercial and industrial	84,765	519	85,284	57,059	2,197	59,256
Construction	8,943	6,027	14,970	32,836	32,409	65,245
Mortgage	667,023	33,090	700,113	764,148	45,829	809,977
Consumer	23,047	1,326	24,373	25,617	1,393	27,010
Carrying amount	1,898,146	76,355	1,974,501	2,272,142	172,030	2,444,172
Allowance for loan losses	(59,753)	(3,810)	(63,563)	(52,798)	(26,048)	(78,846)
Carrying amount, net of allowance	$1,838,393	$72,545	$1,910,938	$2,219,344	$145,982	$2,365,326
[1] The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remains subject to the loss sharing agreement with the FDIC amounted to approximately $636 million as of December 31,2015.

Accretable Yield For Acquired Loans [Table Text Block]
	Activity in the accretable yield
	Westernbank loans ASC 310-30
	For the years ended
	December 31, 2015			December 31, 2014
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$1,265,752	$5,585	$1,271,337	$1,297,725	$11,480	$1,309,205
Accretion	(192,826)	(10,140)	(202,966)	(268,063)	(16,409)	(284,472)
Change in expected cash flows	32,806	11,281	44,087	236,090	10,514	246,604
Ending balance	$1,105,732	$6,726	$1,112,458	$1,265,752	$5,585	$1,271,337

Activity in the accretable yield - Other acquired loans ASC 310-30
	For the years ended
(In thousands)	December 31, 2015	December 31, 2014
Beginning balance	$116,304	$49,398
Additions	132,273	19,190
Accretion	(29,277)	(10,074)
Change in expected cash flows	1,828	57,790
Ending balance	$221,128	$116,304

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]
	Carrying amount of Westernbank loans accounted for pursuant to ASC 310-30
	For the years ended
	December 31, 2015 [1]			December 31, 2014
	Non-credit	Credit		Non-credit	Credit
	impaired	impaired		impaired	impaired
(In thousands)	loans	loans	Total	loans	loans	Total
Beginning balance	$2,272,142	$172,030	$2,444,172	$2,509,075	$318,872	$2,827,947
Accretion	192,826	10,140	202,966	268,063	16,409	284,472
Collections and charge offs	(566,822)	(105,815)	(672,637)	(504,996)	(163,251)	(668,247)
Ending balance	$1,898,146	$76,355	$1,974,501	$2,272,142	$172,030	$2,444,172
Allowance for loan losses
ASC 310-30 Westernbank loans	(59,753)	(3,810)	(63,563)	(52,798)	(26,048)	(78,846)
Ending balance, net of ALLL	$1,838,393	$72,545	$1,910,938	$2,219,344	$145,982	$2,365,326
[1] The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remain subject to the loss sharing agreement with the FDIC amounted to approximately $636 million as of December 31, 2015.

Carrying amount of other acquired loans accounted for pursuant to ASC 310-30
	For the years ended
(In thousands)	December 31, 2015	December 31, 2014
Beginning balance	$212,763	$173,659
Additions	386,679	58,799
Accretion	29,277	10,074
Collections and charge-offs	(64,669)	(29,769)
Ending balance	$564,050	$212,763
Allowance for loan losses ASC 310-30 non-covered loans	(19,276)	(16,159)
Ending balance, net of allowance for loan losses	$544,774	$196,604

ASC Subtopic 310-30 | FDIC Assisted Partial Acquisition Of Doral Bank
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Table Text Block]

(In thousands)
Contractually-required principal and interest	$560,833
Non-accretable difference	107,446
Cash flows expected to be collected	453,387
Accretable yield	113,977
Fair value of loans accounted for under ASC Subtopic 310-30	$339,410

Non Covered Loans | ASC Subtopic 310-20 | FDIC Assisted Partial Acquisition Of Doral Bank
Accounting For Certain Loans Acquired In Transfer Disclosure [Table Text Block]

(In thousands)
Fair value of loans accounted under ASC Subtopic 310-20	$1,178,543
Gross contractual amounts receivable (principal and interest)	$1,666,695
Estimate of contractual cash flows not expected to be collected	$34,646

Covered loans
Covered Loans Held In Portfolio [Table Text Block]

(In thousands)	December 31, 2015	December 31, 2014
Commercial real estate	$-	$1,511,472
Commercial and industrial	-	103,309
Construction	-	70,336
Mortgage	627,102	822,986
Consumer	19,013	34,559
Total covered loans held-in-portfolio	$646,115	$2,542,662

Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
	December 31, 2015		December 31, 2014

	Non-accrual	Accruing loans past	Non-accrual	Accruing loans past
(In thousands)	loans	due 90 days or more	loans	due 90 days or more
Commercial real estate	$-	$-	$8,810	$-
Commercial and industrial	-	-	1,142	-
Construction	-	-	2,770	-
Mortgage	3,790	-	4,376	28
Consumer	97	-	735	-
Total[1]	$3,887	$-	$17,833	$28

Loans Held for Investment | Non Covered Loans
Schedule Of Financing Receivables Non Accrual Status [Table Text Block]
At December 31, 2015
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing loans		Accruing		Accruing loans
	Non-accrual	past-due 90	Non-accrual	loans past-due	Non-accrual	past-due 90
(In thousands)	loans	days or more [1]	loans	90 days or more [1]	loans	days or more
Commercial multi-family	$1,062	$-	$-	$-	$1,062	$-
Commercial real estate non-owner occupied	33,720	-	253	-	33,973	-
Commercial real estate owner occupied	106,449	-	221	-	106,670	-
Commercial and industrial	36,671	555	3,440	-	40,111	555
Construction	3,550	-	-	-	3,550	-
Mortgage[3]	337,933	426,094	13,538	-	351,471	426,094
Leasing	3,009	-	-	-	3,009	-
Legacy	-	-	3,649	-	3,649	-
Consumer:
Credit cards	-	19,098	437	-	437	19,098
Home equity lines of credit	-	394	4,176	-	4,176	394
Personal	22,102	523	1,240	-	23,342	523
Auto	11,640	-	6	-	11,646	-
Other	18,698	61	5	-	18,703	61
Total[2]	$574,834	$446,725	$26,965	$-	$601,799	$446,725

At December 31, 2014
	Puerto Rico		U.S. mainland		Popular, Inc.

		Accruing loans		Accruing		Accruing loans
	Non-accrual	past-due 90	Non-accrual	loans past-due	Non-accrual	past-due 90
(In thousands)	loans	days or more [1]	loans	90 days or more	loans	days or more
Commercial multi-family	$2,199	$-	$-	$-	$2,199	$-
Commercial real estate non-owner occupied	33,452	-	-	-	33,452	-
Commercial real estate owner occupied	92,648	-	805	-	93,453	-
Commercial and industrial	129,611	494	1,510	-	131,121	494
Construction	13,812	-	-	-	13,812	-
Mortgage[3]	295,629	426,387	9,284	-	304,913	426,387
Leasing	3,102	-	-	-	3,102	-
Legacy	-	-	1,545	-	1,545	-
Consumer:
Credit cards	-	20,368	449	-	449	20,368
Home equity lines of credit	-	21	4,090	-	4,090	21
Personal	25,678	10	1,410	-	27,088	10
Auto	11,387	-	-	-	11,387	-
Other	3,865	682	7	-	3,872	682
Total[2]	$611,383	$447,962	$19,100	$-	$630,483	$447,962

Past Due Financing Receivables Table Text Block
December 31, 2015
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$459	$217	$1,316	$1,992	$130,154	$132,146
Commercial real estate non-owner occupied	166,732	12,520	84,982	264,234	2,404,858	2,669,092
Commercial real estate owner occupied	14,245	5,624	138,778	158,647	1,750,597	1,909,244
Commercial and industrial	6,010	6,059	38,464	50,533	2,607,204	2,657,737
Construction	238	253	13,738	14,229	86,719	100,948
Mortgage	344,858	162,341	863,869	1,371,068	4,756,423	6,127,491
Leasing	7,844	1,630	3,009	12,483	615,167	627,650
Consumer:
Credit cards	11,078	9,414	19,098	39,590	1,088,755	1,128,345
Home equity lines of credit	186	292	394	872	9,816	10,688
Personal	13,756	7,889	22,625	44,270	1,158,565	1,202,835
Auto	33,554	7,500	11,640	52,694	763,256	815,950
Other	1,069	298	19,232	20,599	167,885	188,484
Total	$600,029	$214,037	$1,217,145	$2,031,211	$15,539,399	$17,570,610

December 31, 2015
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$33	$253	$-	$286	$693,647	$693,933
Commercial real estate non-owner occupied	160	-	253	413	962,610	963,023
Commercial real estate owner occupied	1,490	429	221	2,140	200,204	202,344
Commercial and industrial	13,647	1,526	75,575	90,748	780,896	871,644
Construction	-	-	-	-	580,158	580,158
Mortgage	18,957	3,424	13,538	35,919	872,671	908,590
Legacy	1,160	662	3,649	5,471	58,965	64,436
Consumer:
Credit cards	327	134	437	898	13,037	13,935
Home equity lines of credit	3,149	1,114	4,176	8,439	296,045	304,484
Personal	1,836	690	1,240	3,766	168,860	172,626
Auto	-	-	6	6	22	28
Other	-	10	5	15	289	304
Total	$40,759	$8,242	$99,100	$148,101	$4,627,404	$4,775,505

December 31, 2015
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$492	$470	$1,316	$2,278	$823,801	$826,079
Commercial real estate non-owner occupied	166,892	12,520	85,235	264,647	3,367,468	3,632,115
Commercial real estate owner occupied	15,735	6,053	138,999	160,787	1,950,801	2,111,588
Commercial and industrial	19,657	7,585	114,039	141,281	3,388,100	3,529,381
Construction	238	253	13,738	14,229	666,877	681,106
Mortgage	363,815	165,765	877,407	1,406,987	5,629,094	7,036,081
Leasing	7,844	1,630	3,009	12,483	615,167	627,650
Legacy	1,160	662	3,649	5,471	58,965	64,436
Consumer:
Credit cards	11,405	9,548	19,535	40,488	1,101,792	1,142,280
Home equity lines of credit	3,335	1,406	4,570	9,311	305,861	315,172
Personal	15,592	8,579	23,865	48,036	1,327,425	1,375,461
Auto	33,554	7,500	11,646	52,700	763,278	815,978
Other	1,069	308	19,237	20,614	168,174	188,788
Total	$640,788	$222,279	$1,316,245	$2,179,312	$20,166,803	$22,346,115

December 31, 2014
Puerto Rico

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Puerto Rico
Commercial multi-family	$221	$69	$2,199	$2,489	$77,588	$80,077
Commercial real estate non-owner occupied	9,828	121	33,452	43,401	1,970,178	2,013,579
Commercial real estate owner occupied	8,954	7,709	92,648	109,311	1,364,051	1,473,362
Commercial and industrial	18,498	5,269	130,105	153,872	2,653,913	2,807,785
Construction	2,497	-	13,812	16,309	143,075	159,384
Mortgage	304,319	167,219	780,678	1,252,216	4,198,285	5,450,501
Leasing	6,779	1,246	3,102	11,127	553,262	564,389
Consumer:
Credit cards	13,715	9,290	20,368	43,373	1,096,791	1,140,164
Home equity lines of credit	137	159	21	317	13,083	13,400
Personal	13,479	6,646	25,688	45,813	1,216,720	1,262,533
Auto	34,238	8,397	11,387	54,022	713,274	767,296
Other	1,009	209	4,547	5,765	199,879	205,644
Total	$413,674	$206,334	$1,118,007	$1,738,015	$14,200,099	$15,938,114

December 31, 2014
U.S. mainland
	Past due
	30-59	60-89	90 days	Total		Loans HIP
(In thousands)	days	days	or more	past due	Current	U.S. mainland
Commercial multi-family	$87	$376	$-	$463	$406,740	$407,203
Commercial real estate non-owner occupied	1,478	-	-	1,478	511,089	512,567
Commercial real estate owner occupied	45	3,631	805	4,481	189,424	193,905
Commercial and industrial	1,133	123	1,510	2,766	643,023	645,789
Construction	810	-	-	810	91,626	92,436
Mortgage	29,582	8,646	9,284	47,512	1,004,873	1,052,385
Legacy	929	1,931	1,545	4,405	76,413	80,818
Consumer:
Credit cards	314	246	449	1,009	14,056	15,065
Home equity lines of credit	5,036	1,025	4,090	10,151	342,611	352,762
Personal	2,476	893	1,410	4,779	108,140	112,919
Auto	-	-	-	-	73	73
Other	10	4	7	21	394	415
Total	$41,900	$16,875	$19,100	$77,875	$3,388,462	$3,466,337

December 31, 2014
Popular, Inc.

	Past due					Non-covered
	30-59	60-89	90 days	Total		loans HIP
(In thousands)	days	days	or more	past due	Current	Popular, Inc.
Commercial multi-family	$308	$445	$2,199	$2,952	$484,328	$487,280
Commercial real estate non-owner occupied	11,306	121	33,452	44,879	2,481,267	2,526,146
Commercial real estate owner occupied	8,999	11,340	93,453	113,792	1,553,475	1,667,267
Commercial and industrial	19,631	5,392	131,615	156,638	3,296,936	3,453,574
Construction	3,307	-	13,812	17,119	234,701	251,820
Mortgage	333,901	175,865	789,962	1,299,728	5,203,158	6,502,886
Leasing	6,779	1,246	3,102	11,127	553,262	564,389
Legacy	929	1,931	1,545	4,405	76,413	80,818
Consumer:
Credit cards	14,029	9,536	20,817	44,382	1,110,847	1,155,229
Home equity lines of credit	5,173	1,184	4,111	10,468	355,694	366,162
Personal	15,955	7,539	27,098	50,592	1,324,860	1,375,452
Auto	34,238	8,397	11,387	54,022	713,347	767,369
Other	1,019	213	4,554	5,786	200,273	206,059
Total	$455,574	$223,209	$1,137,107	$1,815,890	$17,588,561	$19,404,451

Schedule Of Accounts Notes Loans And Financing Receivable Text Block

(In thousands)	December 31, 2015	December 31, 2014
Commercial multi-family	$826,079	$487,280
Commercial real estate non-owner occupied	3,632,115	2,526,146
Commercial real estate owner occupied	2,111,588	1,667,267
Commercial and industrial	3,529,381	3,453,574
Construction	681,106	251,820
Mortgage	7,036,081	6,502,886
Leasing	627,650	564,389
Legacy[2]	64,436	80,818
Consumer:
Credit cards	1,142,280	1,155,229
Home equity lines of credit	315,172	366,162
Personal	1,375,461	1,375,452
Auto	815,978	767,369
Other	188,788	206,059
Total loans held-in-portfolio[1]	$22,346,115	$19,404,451

Loans Held for Investment | Covered loans
Past Due Financing Receivables Table Text Block
December 31, 2015

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Mortgage	$31,413	$16,593	$83,132	$131,138	$495,964	$627,102
Consumer	1,246	444	1,283	2,973	16,040	19,013
Total covered loans	$32,659	$17,037	$84,415	$134,111	$512,004	$646,115

December 31, 2014

	Past due
	30-59	60-89	90 days	Total		Covered
(In thousands)	days	days	or more	past due	Current	loans HIP
Commercial real estate	$98,559	$12,597	$291,010	$402,166	$1,109,306	$1,511,472
Commercial and industrial	512	7	7,756	8,275	95,034	103,309
Construction	-	384	58,665	59,049	11,287	70,336
Mortgage	45,764	23,531	143,140	212,435	610,551	822,986
Consumer	1,884	747	2,532	5,163	29,396	34,559
Total covered loans	$146,719	$37,266	$503,103	$687,088	$1,855,574	$2,542,662

Loans Held-for-Sale | Non Covered Loans
Loans Held For Sale In Non Performing Status [Table Text Block]
(In thousands)	December 31, 2015	December 31, 2014
Commercial	$45,074	$309
Construction	95	-
Mortgage	-	14,041
Consumer	-	4,549
Total	$45,169	$18,899

Schedule Of Accounts Notes Loans And Financing Receivable Text Block
(In thousands)	December 31, 2015	December 31, 2014
Commercial	$45,074	$309
Construction	95	-
Legacy	-	319
Mortgage	91,831	100,166
Consumer	-	5,310
Total loans held-for-sale	$137,000	$106,104